Expenses by nature (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense by nature
Warrant expenses						£ 111,611
Related party administrative expenses	£ 17	£ 42	£ 59	£ 83	£ 83	108
Total administrative & research and development expenses
Expense by nature
Total expenses by nature				106,274	104,018	288,660
Research and development expenses
Expense by nature
Staff costs				23,830	17,580	12,913
Research and development consultancy				16,193	18,004	4,678
Research and development components, parts and tooling				25,350	13,545	6,700
Total expenses by nature				65,373	49,129	24,291
Administrative expenses
Expense by nature
Staff costs				9,616	8,014	3,317
Share based payment expenses				8,816	23,189	111,996
Warrant expenses						111,611
Consultancy costs				1,914	2,479	13,144
Legal and financial advisory costs				2,296	2,949	7,350
HR advisory and recruitment costs				968	2,089	2,150
IT hardware and Software costs				6,314	4,348	1,506
Related party administrative expenses				83	83	108
Insurance expenses				2,110	2,698	195
Marketing costs				688	1,728	3,918
Other expenses				3,512	2,042	1,105
Premises expenses				1,870	1,614	360
Depreciation expense				892	577	377
Amortization expense				1,164	1,195	387
Depreciation on right of use property assets				658	411	176
Goodwill impairment					1,473
Stamp Duty						6,669
Total expenses by nature				£ 40,900	£ 54,889	£ 264,369